Components of Working Capital (Tables)	12 Months Ended
Dec. 31, 2018
Components Of Working Capital [Abstract]
Accounts Receivable, Net Table
A summary of accounts receivable, net is as follows:

	December 31,
thousands	2018	2017
Trade receivables, net	$221,119	$160,507
Other receivables, net	45	210
Total accounts receivable, net	$221,164	$160,717

Other Current Assets Table
A summary of other current assets is as follows:

	December 31,
thousands	2018	2017
NGLs inventory	$6,466	$10,958
Imbalance receivables	9,035	2,063
Prepaid insurance	1,972	2,955
Contract assets	5,399	—
Other	4,184	—
Total other current assets	$27,056	$15,976

Accrued Liabilities Table
A summary of accrued liabilities is as follows:

	December 31,
thousands	2018	2017
Accrued interest expense	$70,968	$40,646
Short-term asset retirement obligations	25,938	2,304
Short-term remediation and reclamation obligations	863	833
Income taxes payable	384	2,495
Contract liabilities	16,235	—
Other	14,760	1,714
Total accrued liabilities	$129,148	$47,992